Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (4,527,468)	$ (582,033)	$ 10,123,869
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of investment in key management insurance policy	(142,380)	(18,304)
Depreciation of property and equipment	905,575	116,417	869,104
Amortization of intangible assets	37,200	4,782	42,500
Amortization of operating lease right-of-use assets	953,751	122,611	440,254
Amortization of service fee	5,203,673	668,964
Provision for credit loss	203,000	26,097	347,000
Write-down for inventories	50,000	6,428
Deferred tax	(435,768)	(56,021)	(346,058)
Losses on disposal of property and equipment	1,772,107	227,815	636,289
Share-based compensation	2,425,269	311,783
Foreign exchange losses - unrealized	35,499	4,564	96,492
Changes in operating assets and liabilities
Inventories	17,650,404	2,269,069	(4,058,366)
Trade receivables	(3,314,240)	(426,066)	4,246,864
Prepaid expenses and other assets	(1,205,596)	(154,987)	(3,687,198)
Contract assets	(11,484,555)	(1,476,411)	(4,397,107)
Trade and notes payables	(2,668,298)	(343,026)	(10,229,186)
Other payables, accrued payroll and welfare	(2,659,432)	(341,886)	(482,856)
Contract liabilities	(12,780,880)	(1,643,061)	14,821,793
Operating lease liabilities	(979,385)	(125,906)	(429,154)
Other liabilities	(678,956)	(87,284)	183,136
Prepaid income tax	1,013,378	130,276	(1,965,065)
Net cash provided by (used in) operating activities	(10,627,102)	(1,366,179)	6,212,311
Cash flows from investing activities:
Purchases of property and equipment	(1,008,100)	(129,597)	(663,000)
Proceeds from disposal of property and equipment	250,000	32,139
Net cash used in investing activities	(758,100)	(97,458)	(663,000)
Cash flows from financing activities:
Proceeds from capital contribution	90	12	882,588
Net proceeds from initial public offering			24,299,503
Payments to related parties			(6,984)
Repayments by related parties			6,984
Net cash provided by financing activities	90	12	25,182,091
Effect of exchange rate changes	(29,439)	(3,787)	89,535
Net (decrease) increase in cash and cash equivalents	(11,414,551)	(1,467,412)	30,820,937
Cash and cash equivalents at beginning of the year	52,338,132	6,728,391	16,400,123
Cash and cash equivalents at end of the year	40,923,581	5,260,979	47,221,060
Supplemental disclosure of cash flow information:
Interest expense paid	5,384	692	8,109
Income tax paid/(refunded)	(217,843)	(28,005)	3,287,292
Supplemental disclosure of non-cash investing and financing information:
Operating lease right-of-use assets obtained in exchange for operating lease obligations			1,803,513
Extinguishment of operating lease right-of-use assets and operating lease liabilities due to termination of lease			$ 35,709